COMMITMENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
COMMITMENTS [Abstract]
2015	$ 68,451
2016	47,407
2017	48,817
2018	50,274
2019	6,307
Total	$ 221,256
Lease term	4 years
Research and development [Member]
COMMITMENTS [Abstract]
Rent expense	$ 98,501	$ 77,994
General and administrative [Member]
COMMITMENTS [Abstract]
Rent expense	$ 12,777